LEASE LIABILITIES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASE LIABILITY
Lease liability at beginning of period	$ 3,562	$ 1,312
Recognition of liability	6,658	2,746
Lease payments	(991)	(477)
Derecognition		(155)
Accretion - G&A	171	73
Accretion - E&E	207	63
Lease liability at end of period	9,607	3,562
Lease liability
Current portion of lease liabilities	1,061	545
Long-term lease liabilities	8,546	3,017
Total lease liability	9,607	3,562
Office
LEASE LIABILITY
Lease liability at beginning of period	2,280	1,144
Recognition of liability	6,498	1,392
Lease payments	(485)	(357)
Accretion - G&A	170	72
Accretion - E&E	112	29
Lease liability at end of period	8,575	2,280
Lease liability
Current portion of lease liabilities	717	243
Long-term lease liabilities	7,858	2,037
Total lease liability	8,575	2,280
Equipment
LEASE LIABILITY
Lease liability at beginning of period	1,282	168
Recognition of liability	160	1,354
Lease payments	(506)	(120)
Derecognition		(155)
Accretion - G&A	1	1
Accretion - E&E	95	34
Lease liability at end of period	1,032	1,282
Lease liability
Current portion of lease liabilities	344	302
Long-term lease liabilities	688	980
Total lease liability	$ 1,032	$ 1,282